UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-4605
                                                    ---------------------
                           FIRST FINANCIAL FUND, INC.
            -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
            -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Stephen C. Miller, Esq.
                           1680 38th Street, Suite 800
                                BOULDER, CO 80301
            -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 303-444-5483
                                                          ---------------
                     Date of fiscal year end: March 31, 2004
                                              --------------
                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

LETTER FROM THE CHAIRMAN                                       NOVEMBER 11, 2003

FELLOW SHAREHOLDERS:

As the new Chairman of the Board of First Financial Fund, Inc., I would like to take this opportunity to introduce myself and communicate with fellow shareholders. As you are aware, at the recent annual shareholder meeting held in August, shareholders replaced four of the Fund's five directors. Since then, we have received a few calls from our shareholders asking whether the Board is contemplating changing the adviser.

Nothing could be further from the truth! Speaking for the entire Board, I want to emphasize that we are very pleased with the Fund's adviser, Wellington
Management Company, LLP, and more specifically with Nick Adams, the Fund's portfolio manager. Wellington Management and Nick will continue in the same roles they have since the inception of the Fund.

I also want to emphasize that the new Board intends to support Wellington Management and Mr. Adams in ways they feel will benefit the Fund. In this regard, after consultation with Wellington Management, the Board adopted a resolution permitting the Fund to invest in foreign securities without limitation. The resolution expands the universe of financial services companies available for investment, many of which in recent years have non-U.S. parent companies or which themselves are organized outside the U.S.

One other change has occurred. The Fund's prior administrator, Prudential Investment LLC, was replaced with Fund Administrative Services, LLC, under substantially similar terms until the Board has had time to consider a formal proposal for enhanced administrative services.

The Board is impressed with the outstanding performance of the Fund in the past few years and we look forward to a continued successful relationship with Wellington Management and Mr. Adams. Thank you for your support of the Fund. We remain committed to providing a quality investment fund to you, our shareholders.

Sincerely,

/S/ Joel Looney
Joel Looney
Chairman of the Board

--------------------------------------------------------------------------------
                                       1

LETTER FROM THE ADVISER                                        NOVEMBER 11, 2003

DEAR SHAREHOLDERS:

Few readers appreciate a preachy portfolio manager. Nor should they. Watch out when our urge to demonstrate understanding of the way the world works begets precise and concrete conclusions as to what stocks should and shouldn't populate your portfolio. The former is inscrutable enough without muddying the waters by turning it into a stock picking exercise. To wit, all (ourselves included) who have wrung their hands over consumer, corporate and public debt levels, trade deficits, a jobless recovery and terrorism have missed a small monster of a move in most stocks, made all the more annoying by the stingy returns of money sitting in cash.

--------------------------------------------------------------------------------
                                  TOTAL RETURN
                          FOR THE PERIODS ENDED 9/30/03
--------------------------------------------------------------------------------
                                6 MOS.       1 YEAR      3 YEARS     5 YEARS
   FIRST FINANCIAL FUND'S NAV     26.4%      39.0%        33.0%        20.4%
   S&P 500                        18.4        24.4       -10.1          1.0
   NASDAQ Composite*              33.4        52.7       -21.3          1.1
   NASDAQ Banks*                  19.0        17.8        13.4          8.4
   SNL All Daily*                 21.4        35.2        22.8         15.4
   SNL MBS REITS*                 26.5        40.2        36.3         10.8
--------------------------------------------------------------------------------
* Principal  Only

And maybe that is the point worth noting. In response to 9/11, the Fed and the federal government created a sea of liquidity and easier credit. As it became clearer to investors that prognostication of crashes, deflation and changes in the world order were a bit premature, that sea made its way back to the stock pond. Given the rapid pickup in margin debt, bulletin board trading and, of late, IPOs and secondary offerings, the flow was not a trickle but a torrent. What good is a 1% yield in a money market account when the stock averages this year have produced from 17% to 40+% returns?

Switching to the smaller world of financial services, we harbor a number of concerns. First, and perhaps most troubling, is the greater dependency of banks borrowing short and lending long. This mismatch is generally accompanied with more leverage as well, built on the thesis that the Fed will not raise short-term interest rates for the "foreseeable future." Indeed, both longer duration and greater leverage is required to match the high-teen ROE's many banks, thrifts and mortgage REIT's have promised their investors. There will be wailing and grinding of teeth if the "foreseeable future" is sooner rather than later. Second, we know that higher interest rates are a negative for certain financial institutions

--------------------------------------------------------------------------------
                                       2
dependent on the velocity of real estate transactions. Could a higher rate scenario also severely impact real estate values? The latter would have broad and potentially far more destructive impact on financial institutions. Finally, merger activity has heated up again. Driven by speculative frenzy, the stocks of many "target" institutions have soared. However, not all will be acquired and the integration process of those that do get bought rarely runs smoothly.

For the Fund, all subsectors and, indeed, most of our holdings contributed positively to overall performance. Two positions deserve special mention. Countrywide Financial, a mortgage banker, benefited both from the Fed's easing and its own efforts to more fully and vertically integrate the mortgage process. Hudson City, a mutual holding company, received recognition for its tight control of expenses, successful capital management and the potential for full conversion from mutual to stock ownership. In both cases, a comprehensive understanding of what made each company special helped us identify an attractive investment.

Increasingly, though still in small bites, we are finding compelling opportunities in financial institutions outside the U.S. The new property casualty insurers, based mostly in Bermuda, offer a way to participate in the hard market while avoiding the "legacy" issues still plaguing the older players. We have also found value in banks in both Canada and Asia. Most of these institutions have the liquidity and the balance sheet to grow earnings smartly should the world economy accelerate, while offering a margin of safety if the world proves more punk. Given our less sanguine view of the dollar, we can live with the currency risk.

As always, we are grateful for your trust in us.

Sincerely,

/S/ Nicholas C. Adams
Nicholas C. Adams

--------------------------------------------------------------------------------
                                       3

Portfolio of Investments as of September 30, 2003
(Unaudited)                                           First Financial Fund, Inc.
--------------------------------------------------------------------------------

Shares       Description                                   Value (Note 1)
------------------------------------------------------------------------
LONG-TERM INVESTMENTS--91.7%
COMMON STOCKS-DOMESTIC--84.1%
------------------------------------------------------------------------
BANKS & THRIFTS--43.4%

   12,800    Abington Bancorp, Inc.                        $    407,936
  538,450    Bay View Capital Corporation                     3,268,392
   60,900    BostonFed Bancorp, Inc.                          1,842,225
  129,280    Broadway Financial Corporation                   1,784,064
  152,685    CB Bancshares, Inc.                              9,352,109
  213,807    CCF Holding Company                              4,637,474
  154,100    City National Corporation                        7,852,936
   96,500    Commerce Bancorp, Inc.                           4,623,315
   60,000    Community Bank San Jose
               California (a)(b)                              2,571,000
  195,000    Dime Bancorp, Inc.*                                 31,200
  233,800    Downey Financial Corporation                    10,925,474
  413,565    Fidelity Federal Bancorp.*                         636,890
   20,199    First Citizens BancShares, Inc.,
             Class A                                          2,135,034
  111,000    First Community Bancorp, Inc. (a)                3,717,390
  173,900    First Federal Bancshares, Inc.                   5,479,589
  239,550    First Republic Bank                              7,385,327
  378,700    FirstFed America Bancorp, Inc.                   8,369,270
  252,000    FirstFed Bancorp, Inc.                           2,046,240
   71,468    FNB Corporation                                  1,783,127
  325,100    Franklin Bank Corporation                        3,901,200
   30,000    Hanmi Financial Corporation                        598,200
  286,400    Hawthorne Financial Corporation*                11,501,824
   19,999    HFB Financial Corporation                          399,980
  204,600    Hibernia Corporation, Class A                    4,145,196
   79,300    IBERIABANK Corporation                           4,172,766
  219,600    MetroCorp Bancshares, Inc.                       2,755,980
  336,000    North Valley Bancorp                             5,191,200
  116,500    Northeast Pennsylvania Financial
               Corporation                                    2,038,750
  136,200    Pacific Crest Capital, Inc.                      2,891,390
  380,059    Pacific Union Bank                               7,050,094
  165,930    Perpetual Federal Savings Bank                   3,733,425
  308,750    Provident Financial Holdings, Inc.               9,268,675
   40,650    Redwood Financial, Inc.*                           701,212
   45,000    River Valley Bancorp                             1,811,700
  420,000    Southwest Bancorp, Inc.                          7,077,000
   32,500    St. Landry Financial Corporation(a)(d)*
               (12/01/98-cost $471,413)                         422,500
  100,000    Sterling Eagle (a) (b)                           1,000,000
  335,542    Taylor Capital Group, Inc.                       7,744,309
   21,100    Team Financial, Inc.                               236,531
   35,000    TriCo Bancshares                                 1,001,000


Shares       Description                                 Value (Note 1)
------------------------------------------------------------------------
BANKS & THRIFTS--(CONTINUED)

   43,000    UMB Financial Corporation                     $  2,028,310
  320,400    UnionBanCal Corporation                         15,891,840
   36,750    Westbank Corporation                               658,928
  172,000    Woronoco Bancorp, Inc.                           4,816,000
                                                           ------------
                                                            179,887,002
                                                           ------------
------------------------------------------------------------------------
MORTGAGE & REITS--15.4%

  400,000    American Financial Realty Trust;
               REIT                                           5,640,000
   77,000    Arbor Realty Trust, Inc.(a)(c); REIT             5,775,000
  306,100    Countrywide Financial Corporation               23,961,508
  228,300    Freddie Mac                                     11,951,505
  219,738    iStar Financial, Inc.; REIT                      8,558,795
   45,500    INMC Mortgage Holdings, Inc.                     1,054,235
  272,590    Medical Office Properties, Inc., (a)(c);
               REIT                                           2,447,858
  155,504    Newcastle Investment Corporation;
               REIT                                           3,575,037
  155,504    Newcastle Investment Holdings;
               Corporation (a)(b); REIT                         758,082
                                                           ------------
                                                             63,722,020
                                                           ------------
------------------------------------------------------------------------
SAVINGS & LOANS--12.0%

   24,400    Charter Financial Corporation                      752,740
   71,800    Chesterfield Financial Corporation               1,616,218
  238,500    Citizens First Bancorp, Inc.                     4,936,950
   24,000    First PacTrust Bancorp, Inc.                       493,200
  221,600    FloridaFirst Bancorp, Inc.                       5,830,296
   97,500    Golden West Financial Corporation                8,727,225
   90,000    HMN Financial, Inc.                              1,935,000
  533,900    Hudson City Bancorp, Inc.                       16,465,476
   33,100    Jefferson Bancshares, Inc.                         473,330
  439,200    Ocwen Financial Corporation*                     1,998,360
  295,600    Ohio Casualty Corporation*                       4,286,200
   94,800    Parkvale Financial Corporation                   2,393,700
                                                           ------------
                                                             49,908,695
                                                           ------------
------------------------------------------------------------------------
INSURANCE--10.5%

   16,500    Axis Capital Holdings Ltd.                         411,675
  275,300    Ceres Group, Inc.*                               1,029,200
1,037,100    Meadowbrook Insurance Group, Inc.*               4,283,223
  220,100    Penn-America Group, Inc.                         3,297,098
  276,700    Platinum Underwriters Holdings, Ltd.             7,775,270
  388,500    Safety Insurance Group, Inc.                     6,029,520
  131,400    Travelers Property Casualty
               Corporation, Class A                           2,086,632


--------------------------------------------------------------------------------
 See Notes to Financial Statements.       4

Portfolio of Investments as of September 30, 2003
(Unaudited)                                           First Financial Fund, Inc.
--------------------------------------------------------------------------------


Shares       Description                                 Value (Note 1)
------------------------------------------------------------------------
INSURANCE--(CONTINUED)

   55,300    XL Capital Ltd., Class A                      $  4,282,432
   36,300    White Mountains Insurance
               Group, Ltd.                                   14,412,189
                                                           ------------
                                                             43,607,239
                                                           ------------
------------------------------------------------------------------------
OTHER--2.8%

        1    Citigroup, Inc.                                          1
  959,315    Resource America, Inc., Class A                 11,396,662
                                                           ------------
                                                             11,396,663
                                                           ------------
             Total common stocks - domestic
               (cost $235,941,326)                          348,521,619
                                                           ------------
------------------------------------------------------------------------
COMMON STOCKS-FOREIGN--4.7%
------------------------------------------------------------------------
BERMUDA--3.4%

  285,700    IPC Holdings Ltd., ADR                           9,999,500
  410,200    Quanta Capital Holdings Ltd. (a)(c)              4,102,000
                                                           ------------
                                                             14,101,500
                                                           ------------
------------------------------------------------------------------------
SOUTH KOREA--0.8%

  338,237    Koram Bank, GDR                                  3,234,899
                                                           ------------
------------------------------------------------------------------------
CANADA--0.5%

   88,000    Canadian Western Bank                            2,282,394
             Total common stocks - foreign
               (cost $17,120,452)                            19,618,793
                                                           ------------
------------------------------------------------------------------------
PREFERRED STOCKS--2.5%

   62,350    Capital One Financial Corporation,
               6.25%                                          2,831,937
  270,365    Taylor Capital Trust, 9.75%                      7,599,960
                                                           ------------
             Total preferred stocks
               (cost $8,976,115)                             10,431,897
                                                           ------------
CONVERTIBLE BONDS--0.4%

    1,000    Online Resources Communications,
               8.00%, 9/30/05
               (cost $1,000,000)                              1,745,000
                                                           ------------
             Total long-term investments
               (cost $263,037,893)                          380,317,309
                                                           ------------
Principal
Amount
(000)       Description                                  Value (Note 1)
------------------------------------------------------------------------
SHORT TERM INVESTMENTS--8.3%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS--8.2%

$    4,100   Agreement with ABN Tri-Party,
             1.08%, dated 9/30/03, to be
             repurchased at $4,100,123 on 10/01/03,
             collateralized by $4,182,000 market
             value of a U.S. Treasury Bond, 6.50%,
             due 5/1/17                                    $  4,100,000
    30,100   Agreement with Gold Tri-Party,
             1.10%, dated 9/30/03, to be
             repurchased at $30,100,920 on 10/01/03,
             collateralized by $30,702,000 market
             value of a U.S. Treasury Bond, 5.00%,
             due 10/1/33                                     30,100,000
                                                           ------------
                                                             34,200,000
                                                           ------------

------------------------------------------------------------------------
CERTIFICATE OF DEPOSITS--0.0%**

             (cost $23,629)
       24    First Federal Savings Bank
               1.50%, 10/14/03                                   23,629
                                                           ------------
             Total short-term investments
               (cost $34,223,629)                            34,223,629
                                                           ------------

------------------------------------------------------------------------
TOTAL INVESTMENTS--100%

             (cost $297,261,522)                            414,540,938
             Liabilities in excess of
               other assets-0.0%                                156,614
                                                           ------------
             Net Assets--100%                              $414,697,552
                                                           ============

------------

*    Non-income producing security.
**   Amount represents less than 0.1% of net assets.
(a)  Indicates a fair valued security.
(b) Private Placement restricted as to resale and does not have a readily available market. Date represents acquisition date.
(c)  Security  exempt  from  registration   pursuant  to  Rule  144A  under  the
     Securities Act of 1933, as amended.
(d) The security has been determined by the Manager to be an illiquid security because it is restricted or because there is exceptionally low trading volume in the primary trading market for the security at September 30, 2003.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
 See Notes to Financial Statements.      5

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)       FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

                                                                                      SEPTEMBER 30, 2003
ASSETS                                                                               --------------------
Investments, at value (Cost $297,261,522) (Note 1)
See accompanying schedule ..............................................................  $ 414,540,938
Cash ...................................................................................         76,270
Dividends and interest receivable ......................................................        478,054
Prepaid expenses and other assets ......................................................        244,139
                                                                                          -------------
   Total Assets ........................................................................    415,339,401
                                                                                          -------------
LIABILITIES
Investment advisory fee payable (Note 2) ...............................................        315,009
Administration and Co-administration fees payable (Note 2) .............................        213,185
Audit fees and expenses payable ........................................................         16,225
Directors' fees and expenses payable (Note 2) ..........................................          8,250
Accrued expenses and other payables ....................................................         89,180
                                                                                          -------------
   Total liabilities ...................................................................        641,849
                                                                                          -------------
NET ASSETS .............................................................................  $ 414,697,552
                                                                                          =============
Net assets consist of:
   Undistributed net investment income .................................................  $   3,481,773
   Accumulated net realized gain on investments sold ...................................     44,413,543
   Unrealized appreciation of investments ..............................................    117,279,416
   Par value of Common Stock ...........................................................         22,791
   Paid-in capital in excess of par value of Common Stock ..............................    249,500,029
                                                                                          -------------
   Total Net Assets ....................................................................  $ 414,697,552
                                                                                          =============
Net Asset Value, ($414,697,552 (DIVIDE) 22,791,382 shares of common stock outstanding)..         $18.20
                                                                                          =============


--------------------------------------------------------------------------------
 See Notes to Financial Statements.      6

FIRST FINANCIAL FUND, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                             Six Months
                                                Ended
NET INVESTMENT INCOME                    September 30, 2003
                                        --------------------
 Income
   Dividends .............................  $    3,803,066
   Interest ..............................         330,456
                                            --------------
         Total Investment Income .........       4,133,522
                                            --------------
 Expenses
   Investment advisory fee (Note 2) ......       1,268,903
   Legal fees ............................         450,978
   Administration and
      co-administration fees (Note 2) ....         187,931
   Custodian's fees ......................          70,318
   Insurance expenses ....................          49,646
   Directors' fees and expenses (Note 2) .          43,426
   Transfer agent's fees and expenses ....          26,066
   Audit fee .............................          16,222
   Other .................................         116,269
                                            --------------
         Total expenses ..................       2,229,759
                                            --------------
 Net Investment Income ...................       1,903,763
                                            --------------
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) on:
   Securities ............................      26,913,819
   Foreign currencies and net other assets          (8,815)
                                            --------------
 Net realized gain on investments
   during the period .....................      26,905,004
 Net change in unrealized appreciation of
   investments during the period .........      58,483,193
                                            --------------
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS ...........................      85,388,197
                                            --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ................  $   87,291,960
                                            ==============


FIRST FINANCIAL FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                              Six Months
                                                 Ended         Year Ended
INCREASE IN                                  September 30,      March 31,
NET ASSETS                                       2003             2003
                                             -------------    ------------
 Operations
   Net investment income ...................  $  1,903,763    $  3,657,629
   Net realized gain on investments
      sold during the period ...............    26,905,004      57,512,075
   Net change in unrealized
      appreciation/(depreciation)
      of investments during the
      period ...............................    58,483,193     (16,492,824)
                                              ------------    ------------
   Net increase in net assets
      resulting from operations ............    87,291,960      44,676,880
                                              ------------    ------------
 Dividends and Distributions (Note 1)
   Dividends paid from net
      investment income ....................            --      (3,937,223)
   Distributions paid from net
      realized capital gain to
      shareholders .........................            --     (65,919,006)
 Cost of Fund shares reacquired ............   (11,983,796)       (638,426)
                                              ------------    ------------
 Net increase/(decrease) in net
   assets for the period ...................    75,308,164     (25,817,775)

NET ASSETS
 Beginning of period .......................   339,389,388     365,207,163
                                              ------------    ------------
 End of period (including
   undistributed net investment
   income of $3,481,773 and
   $1,578,010 respectively) ................  $414,697,552    $339,389,388
                                              ============    ============


--------------------------------------------------------------------------------
 See Notes to Financial Statements.          7

FINANCIAL HIGHLIGHTS (UNAUDITED)                      FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended                       Year Ended March 31,
                                                        September 30, 2003 ------------------------------------------------------
                                                            (Unaudited)      2003        2002        2001       2000       1999
                                                            -----------    ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .......................   $  14.40    $  15.46    $  12.86    $   8.72   $   8.85   $  18.94
                                                               --------    --------    --------    --------   --------   --------
Net investment income ......................................       0.08        0.16        0.19        0.14       0.12       0.11
Net realized and unrealized gain/(loss) on investments .....       3.64        1.72        3.99        4.09      (0.20)     (7.20)
                                                               --------    --------    --------    --------   --------   --------
      Total from investment operations .....................       3.72        1.88        4.18        4.23      (0.08)     (7.09)
                                                               --------    --------    --------    --------   --------   --------
DISTRIBUTIONS
Dividends paid from net investment income ..................       --         (0.17)      (0.20)      (0.10)     (0.08)     (0.05)
Distributions paid from net realized capital gains .........       --         (2.80)      (1.46)      --         --         (2.59)
Distributions in excess of net realized gains ..............       --         --          --          --         --         (0.45)
                                                               --------    --------    --------    --------   --------   --------
      Total dividends and distributions ....................       --          (2.97)     (1.66)      (0.10)     (0.08)     (3.09)
                                                               --------    --------    --------    --------   --------   --------
Net Increase resulting from Fund share repurchase ..........       0.08        0.03        0.08        0.01       0.03      --
Net change resulting from the issuance of Fund shares ......       --         --          --          --         --          0.09
                                                               --------    --------    --------    --------   --------   --------
Net asset value, end of period(a) ..........................   $  18.20    $  14.40    $  15.46    $  12.86   $   8.72   $   8.85
                                                               ========    ========    ========    ========   ========   ========
Market price per share, end of period(a) ...................   $  15.73    $  13.97    $  15.75    $  11.29   $ 7.8125   $ 7.3125
                                                               ========    ========    ========    ========   ========   ========
TOTAL INVESTMENT RETURN BASED ON
    MARKET VALUE(B): .......................................      12.60%       8.24%      35.20%      49.40%      7.93%    (53.65)%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average net assets ....................       1.21%(c)    1.29%       1.00%       2.12%      2.20%      1.61%
Ratio of net investment income to average net assets .......       1.03%(c)    0.99%       1.32%       1.33%      1.33%      0.91%
SUPPLEMENTAL DATA
Portfolio Turnover Rate ....................................         30%         74%        114%         85%        63%        65%
Net assets, end of period (in 000's) . .....................   $414,698    $339,389    $365,207    $315,392   $214,662   $221,881
Number of shares outstanding at the end of period (in 000's)     22,791      23,576      23,622      24,525     24,629     25,065

---------------
(a)  NAV and Market Value are published in The Wall Street Journal each Monday.
(b)  Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.
(c)  Annualized for the six months ended September 30, 2003.
Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the year indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.

--------------------------------------------------------------------------------
 See Notes to Financial Statements.     8

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

First Financial Fund, Inc. (the "Fund") was incorporated in Maryland on March 3, 1986, as a closed-end, diversified management investment company. The Fund's primary investment objective is to achieve long-term capital appreciation with the secondary objective of current income by investing at least 80% of investable assets in finance and financial service-related companies, including savings and banking institutions and their holding companies.

--------------------------------------------------------------------------------
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITIES VALUATION: Securities for which market quotations are readily available-including securities listed on national securities exchanges and those traded over-the-counter-are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded via NASDAQ are valued at the NASDAQ Official Close Price ("NOCP"). Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the adviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

REPURCHASE AGREEMENTS: In connection with the repurchase agreement transactions with United States financial institutions, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND NET INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

FEDERAL INCOME TAX: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS: The Fund expects to declare and pay dividends from net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences related to income and gains are reclassified to paid-in capital when they arise.


--------------------------------------------------------------------------------
                                       9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 2. AGREEMENTS

Wellington Management Company, LLP serves as the Investment Adviser (the "Investment Adviser"). The Investment Adviser makes investment decisions on behalf of the Fund. The Fund pays a quarterly fee at the following rates: 0.75% of the Fund's average month-end net assets up to $50 million, and 0.625% of such assets in excess of $50 million.

Fund Administrative Services, LLC ("FAS") serves as the Fund's Administrator. Under the Administration Agreement, FAS provides certain administrative and executive management services to the Fund including: providing the Fund's principal offices and executive officers, overseeing and administering all contracted service providers, making recommendations to the Board regarding policies of the Fund, conducting shareholder relations, authorizing expenses and other administrative tasks. Under the Administration Agreement, the Fund pays FAS a monthly fee, calculated at an annual rate of 0.15% of the value of the Fund's average monthly net assets.

The Fund pays each Director who is not a director, officer or employee of the Adviser or FAS a fee of $8,000 per annum, plus $4,000 for each in-person meeting of the Board of Directors and $500 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Co-Administrator. As Co-Administrator, PFPC calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. The Fund pays PFPC a fee on a monthly basis based on average net assets. PFPC Trust Company, an indirect subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian. As compensation to PFPC Trust Company, the Fund pays PFPC Trust Company a monthly fee based on the Fund's average monthly gross assets.

--------------------------------------------------------------------------------
NOTE 3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities for the period ended September 30, 2003, excluding short-term investments, aggregated $103,837,820 and $116,263,091, respectively.

On September 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of tax cost over value was $123,822,294 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $6,542,878.

--------------------------------------------------------------------------------
NOTE 4. CAPITAL

At September 30, 2003, 50,000,000 of $0.001 par value Common Stock were authorized.

--------------------------------------------------------------------------------
NOTE 5. SHARE REPURCHASE PROGRAM

In accordance with Section 23(c) of the Investment Company Act of 1940, as amended, the Fund hereby gives notice that it may from time to time repurchase shares of the Fund in the open market at the option of the Board of Directors and upon such terms as the Directors shall determine.

For the six months ended September 30, 2003, the Fund repurchased 784,800 of its own shares at an average discount of 15%.

--------------------------------------------------------------------------------
                                       10

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

NOTE 6. BORROWINGS

The Fund has a credit agreement (the "Agreement") with an unaffiliated lender. The maximum under the Agreement is $75,000,000. Interest on any such borrowings is based on market rates and is payable quarterly and at maturity. The Fund may utilize these borrowings (leverage) in order to increase the potential for gain on amounts invested. There can be no guarantee that these gains will be realized. There are increased risks with the use of leverage. These borrowings may be set to any desired maturity at a rate of interest determined by the lender at the time of borrowing.

--------------------------------------------------------------------------------
                                       11

OTHER INFORMATION                                     FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENT PLAN. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan). Shareholders who do not participate in the Plan will normally receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in streetname or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent, unless the Fund declares a distribution payable in shares, absent a shareholder's specific election to receive cash.

Equiserve Trust Company, N.A. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or a capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at the higher of net asset value or 95% of the market price. If the Fund declares a dividend or other distribution payable only in cash and the net asset value exceeds the market price of Shares on the valuation date, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the Plan Agent will halt open-market purchases of the Fund's shares for this purpose, and will request that the Fund pay the remainder, if any, in the form of newly-issued shares. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent or by telephone in accordance with specific procedures and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, Equiserve Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011.

--------------------------------------------------------------------------------
                                       12

MEETING OF SHAREHOLDERS - VOTING RESULTS (UNAUDITED)  FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

     On August 19, 2003, the Fund held its Annual Meeting of Shareholders to (1) elect Susan L. Ciciora, Stephen C. Miller, Dr. Dean Jacobson and Joel W. Looney as Directors of the Fund, and (2) Adoption of Amendment to Article III, Section 3 of the Fund's by-laws.

PROPOSAL 1: (VOTING BY SHAREHOLDERS):


         ELECTION OF SUSAN L. CICIORA AS DIRECTOR OF THE FUND          # OF VOTES CAST          % OF VOTES CAST
         ----------------------------------------------------        --------------------    --------------------
         Affirmative ..............................................    14,077,457.9119               90.2
         Withheld .................................................     1,524,620.8176                9.8
                                                                      ----------------             ------
                  TOTAL ...........................................    15,602,078.7295              100.0
                                                                      ================             ======

         ELECTION OF STEPHEN C. MILLER AS DIRECTOR OF THE FUND         # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------       --------------------    --------------------
         Affirmative ..............................................    14,081,363.9119               90.3
         Withheld .................................................     1,520,714.8176                9.7
                                                                      ----------------             ------
                  TOTAL ...........................................    15,602,078.7295              100.0
                                                                      ================             ======

         ELECTION OF DR. DEAN JACOBSON AS DIRECTOR OF THE FUND         # OF VOTES CAST          % OF VOTES CAST
         -----------------------------------------------------       --------------------    --------------------
         Affirmative ..............................................    14,092,172.6145               90.3
         Withheld .................................................     1,509,906.1150                9.7
                                                                      ----------------             ------
                  TOTAL ...........................................    15,602,078.7295              100.0
                                                                      ================             ======

         ELECTION OF JOEL W. LOONEY AS DIRECTOR OF THE FUND            # OF VOTES CAST          % OF VOTES CAST
         --------------------------------------------------          --------------------    --------------------
         Affirmative ..............................................    14,097,975.6145               90.4
         Withheld .................................................     1,504,103.1150                9.6
                                                                      ----------------             ------
                  TOTAL ...........................................    15,602,078.7295              100.0
                                                                      ================             ======

PROPOSAL2: (VOTING BY SHAREHOLDERS):

         ADOPTION OF AMENDMENT TO ARTICLE III, SECTION 3
         OF THE FUND'S BY-LAWS                                         # OF VOTES CAST          % OF VOTES CAST
         --------------------------------------------------          --------------------    --------------------
         For ......................................................    13,452,382.3801               86.2
         Against ..................................................     1,998,342.3352               12.8
         Abstain ..................................................       151,354.0142                1.0
                                                                      ----------------             ------
                  TOTAL ...........................................    15,602,078.7295              100.0
                                                                      ================             ======

--------------------------------------------------------------------------------
                                       13

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

[GRAPHIC OMITTED]
logo
FIRST
FINANCIAL
FUND, INC.



SEMI-

ANNUAL

REPORT

SEPTEMBER 30, 2003



      DIRECTORS
      Richard I. Barr
      Susan L. Ciciora
      Dean Jacobson
      Joel W. Looney
      Stephen C. Miller

      INVESTMENT ADVISER
      Wellington Management Company, LLP
      75 State Street
      Boston, MA 02109

      ADMINISTRATOR
      Fund Administrative Services, LLC
      1680 38th Street, Suite 800
      Boulder, CO 80301

      CUSTODIAN
      PFPC Trust Company
      8800 Tinicum Boulevard
      Philadelphia, PA 19153

      TRANSFER AGENT
      Equiserve Trust Company, N.A.
      P.O. Box 43011
      Providence, RI 02940-3011

      LEGAL COUNSEL
      Willkie Farr & Gallagher, LLP
      787 Seventh Avenue
      New York, NY 10019-6099

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
1680 38th Street, Suite 800
Boulder, CO 80301

For information call (303) 444-5483

The Fund's CUSIP number is:
320228109




ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Financial Fund, Inc.

By (Signature and Title)* /S/ Stephen C. Miller
                         -------------------------------------------------------
                          Stephen C. Miller, President & Chief Executive Officer (principal executive officer)

Date                       November 28, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ Stephen C. Miller
                         -------------------------------------------------------
                          Stephen C. Miller, President & Chief Executive Officer (principal executive officer)

Date                       November 28, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ Carl D. Johns
                         -------------------------------------------------------
                          Carl D. Johns, Vice President and Treasurer
                          (principal financial officer)

Date                       November 28, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.